GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount		¥ 2,269	¥ 176	¥ 113
Balance at the beginning of the period, Accumulated Impairment Loss		(4)	(4)	(4)
Balance at the beginning of the period, Net Amount		2,265	172	109
Increase in goodwill related to acquisitions		365	2,093	63
Balance at the end of the period, Gross Amount		2,634	2,269	176
Balance at the end of the period, Accumulated Impairment Loss		(4)	(4)	(4)
Balance at the end of the period, Net Amount	$ 383	¥ 2,630	¥ 2,265	¥ 172